Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events

26. Subsequent events

On March 27, 2023, TC BioPharm Holdings (PLC) (the “Company”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Company agreed to issue and sell an aggregate of 215,000 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 3,222,500 ADS (the “Pre-Funded Warrants”), and series C purchase warrants to purchase up to 3,437,500 ADSs (the “Ordinary Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). The purchase price for each ADS and associated Ordinary Warrants was $1.60 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants was $1.599. The Ordinary Warrants were immediately exercisable, expire five (5) years from the date of issuance and have an exercise price of $1.75 per ADS. The Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full at an exercise price of $0.001 per ADS. The total net proceeds from this offering were approximately $4.6 million, after deducting estimated offering expenses of approximately $0.9 million.

In connection with the Offering, the Company agreed that certain existing warrants to purchase up to an aggregate of 2,800,000 ADSs of the Company that were previously issued on November 30, 2022, at an exercise price of $5.00 per ADS and expiration dates of May 30, 2025 and May 30, 2028, were amended effective upon the closing of the Offering so that the amended warrants will have a reduced exercise price of $1.75 per ADS.

On April 3, 2023, the Company agreed with the loan note holder to extend the Redemption Date (as defined in the Loan Note) to January 15, 2023 and amend the Conversion Price (as defined in the Loan Note) of the outstanding loan notes to be the lesser of $1.00 or the lowest closing price of the Ordinary Shares during the ten (10) day period prior to the date the Noteholder delivers a notice of conversion to the Company, not to be lower than $0.20. In other respects the terms of the Loan Note remain unaltered. In addition, in consideration of amending the Loan Note, the Company agreed to issue a 5-year warrant to the loan note holder to subscribe for 200,000 Ordinary Shares in the share capital of the Company at an exercise price of $5.00. This warrant will contain a condition whereby if a registration statement, to be filed by the Company, registering all of the securities underlying the note holder’s amended convertible loan note, is not declared effective by 31 July 2023, the note holder will be entitled to receive 0.30 Ordinary Shares for each share it was originally entitled to purchase under this warrants without the payment of any additional consideration.

In the period from April 14, 2023 to April 25, 2023, the holders of prefunded warrants, exercised prefunded warrants to purchase 1,215,500 ADSs.